1933 Act File No. 2-33490
                                                      1940 Act File No. 811-1890

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                ---

      Pre-Effective Amendment No.         ...................

      Post-Effective Amendment No.   67   ...................     X
                                   -------                      ---


                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.   39   ......................................       X
                    -------                                           ---

               FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X_ immediately upon filing pursuant to paragraph (b) on pursuant to paragraph
    (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on May 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to
Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                              CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC., which is comprised of three classes of shares, Class A Shares (1); Class B Shares (2); and Class C Shares (3), is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                            Prospectus Heading
                                            (Rule 404(c) Cross Reference)

Item 1.           Cover Page................Cover Page (1-3).
                  ----------
Item 2.           Synopsis..................General Information (1-3); Summary
                                             of Fund Expenses (1-3).
                  --------
Item 3.           Condensed Financial
                  Information               Financial Highlights (1-3).
Item 4.           General Description of
                  Registrant................Performance Information (1-3);
                                             Investment Information (1-3);
                                             Investment Objective (1-3);
                                             Investment Policies (1-3);
                                             Investment Limitations (1-3).
Item 5.           Management of the Fund    Fund Information (1-3); Management
                                            of the Fund (1-3); Distribution of
                                            Shares (1-3); Administration of the
                                            Fund (1-3); Administrative Services
                                            (1-3).
                  ----------------------
Item 6.           Capital Stock and Other
                  Securities................Shareholder Information (1-3); Tax
                                            Information (1-3);Federal Income Tax
                                            (1-3); State and Local Taxes (1-3).
Item 7.           Purchase of Securities Being
                  Offered.....................................Net Asset Value
                                                              (1-3); Purchasing
                                                              Shares
                                                              (1-3);Investing in
                                                              the Fund (1-3);
                                                              Class A Shares
                                                              (l); Class B
                                                              Shares (2); Class
                                                              C Shares (3);
                                                              Redeeming and
                                                              Exchanging Shares
                                                              (1-3);
                                                              Requirements for
                                                              Exchange (1-3);
                                                              Making an Exchange
                                                              (1-3).
Item 8.           Redemption or Repurchase.................Redeeming and
                                                           Exchanging Shares
                                                           (1-3); Contingent
                                                           Deferred Sales Charge
                                                           (1-3); Account and
                                                           Share Information
                                                           (1-3).
                  ------------------------
Item 9.           Pending Legal Proceedings...................None.
                  -------------------------

PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.


Item 10.    Cover Page......................Cover page (1-3).
            ----------
Item 11.    Table of Contents               Table of Contents (1-3).
Item 12.    General Information and
            History.........................General Information About the Fund
                                            (1-3); About Federated Investors
                                            (1-3).
Item 13.    Investment Objectives and
            Policies........................Investment Objective and Policies
                                           (1-3).
Item 14.    Management of the Fund..........Federated Fund for U.S. Government
                                            Securities Fund Inc. Management
                                            (1-3).
            ----------------------
Item 15.    Control Persons and Principal
            Holders of Securities           Fund Ownership (1-3).
Item 16.    Investment Advisory and Other
            Services........................Investment Advisory Services (1-3);
                                            Other Services (1-3).
Item 17.    Brokerage Allocation............Brokerage Transactions (1-3).
            --------------------
Item 18.    Capital Stock and Other
            Securities                      Not applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered...................Purchasing Shares (1-3); Determining
                                            Market Value of Securities (1-3);
                                            Determining Net Asset Value (1-3);
                                            Redeeming Shares (1-3).
            -------------
Item 20.    Tax Status......................Tax Status (1-3).
            ----------
Item 21.    Underwriters....................See Part A - Distribution of (Class
                                              A, B or C) Shares (1-3).
            ------------
Item 22.    Calculation of Performance
            Data............................Total Return (1-3); Yield (1-3);
                                            Performance Comparisons (1-3).
Item 23     Financial Statements............Financial Statements (incorporated by reference into Part B, to
                                            Registrant's Annual Report dated
                                            March 31, 1997; File Nos. 2-33490
                                            and 811-1890) (1-3).
            --------------------





Federated Fund for U.S. Government Securities, Inc.

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

The shares of Federated Fund for U.S. Government Securities, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) that seeks current income by investing in a professionally managed diversified portfolio limited to U.S. government securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated July 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated July 31, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                     1
 Financial Highlights-Class A Shares          2
 Financial Highlights-Class B Shares          3
 Financial Highlights-Class C Shares          4
 General Information                          5
  Calling the Fund                            5
 Investment Information                       5
  Investment Objective                        5
  Investment Policies                         5
  Investment Limitations                      7
 Net Asset Value                              7
 Investing in the Fund                        8
 Purchasing Shares                            8
  Purchasing Shares Through a
   Financial Intermediary                     8
  Purchasing Shares by Wire                   9
  Purchasing Shares by Check                  9
  Systematic Investment Program               9
  Retirement Plans                            9
  Class A Shares                              9
  Class B Shares                              9
  Class C Shares                              10
 Redeeming and Exchanging Shares              10
  Redeeming or Exchanging Shares Through a
   Financial Intermediary                     10
  Redeeming or Exchanging Shares by Telephone 10
  Redeeming or Exchanging Shares by Mail      10
  Requirements for Redemption                 11
  Requirements for Exchange                   11
  Systematic Withdrawal Program               11
  Contingent Deferred Sales Charge            11
 Account and Share Information                12
  Confirmations and Certificates              12
  Dividends and Distributions                 12
  Accounts with Low Balances                  12
 Fund Information                             12
  Management of the Fund                      12
  Distribution of Shares                      13
 Administration of the Fund                   14
  Administrative Services                     14
 Shareholder Information                      14
 Tax Information                              14
  Federal Income Tax.                         14
  State and Local Taxes                       15
 Performance Information                      15

                          SUMMARY OF FUND EXPENSES

                      SHAREHOLDER TRANSACTION EXPENSES
                                                     CLASS A  CLASS B     CLASS C
 Maximum Sales Charge Imposed on Purchases (as a      4.50%     None     None
 percentage of offering price)
 Maximum Sales Charge Imposed on Reinvested
 Dividends (as a percentage
  of offering price)                                  None      None     None
 Contingent Deferred Sales Charge (as a percentage
 of original
  purchase price or redemption proceeds, as           None      5.50%    1.00%
  applicable)(1)
 Redemption Fee (as a percentage of amount redeemed,  None      None     None
 if applicable)
 Exchange Fee                                         None      None     None
                      ANNUAL OPERATING EXPENSES
             (As a percentage of average net assets)
 Management Fee                                      0.56%        0.56%        0.56%
 12b-1 Fee                                           None         0.75%        0.75%
 Total Other Expenses                                0.39%        0.49%        0.49%
 Total Other Expenses                           0.39%        0.49%        0.49%
    Shareholder Services Fee (after waiver)(2)       0.13%        0.23%        0.23%
 Total Operating Expenses(3)                         0.95%        1.80%(4)     1.80%

 (1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."
 (2) The shareholder services fee for Class A Shares, Class B Shares, and Class C Shares have been reduced to reflect voluntary waivers. The shareholder service provider can terminate these voluntary waivers at any time at its sole discretion. The maximum shareholder services fee is 0.25%.
(3) The total operating expenses for Class A Shares, Class B Shares, and Class C Shares would have been 1.07%, 182%, and 1.82%, respectively, absent the voluntary waivers described in note 2 above.

(4) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE CLASS A CLASS B CLASS C                 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of maximum sales charge.
 1 Year                                                                          $ 54     $ 75      $ 29
 3 Years                                                                         $ 74     $101      $ 57
 5 Years                                                                         $ 95     $121      $ 97
 10 Years                                                                        $156     $189      $212
You would pay the following expenses on the same investment, assuming no redemption.
 1 Year                                                                          $ 54     $ 18      $ 18
 3 Years                                                                         $ 74     $ 57      $ 57
 5 Years                                                                         $ 95     $ 97      $ 97
 10 Years                                                                        $156     $189      $212

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 2, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                  YEAR ENDED MARCH 31
                              1997      1996       1995       1994       1993       1992       1991      1990       1989      1988
NET ASSET VALUE,        $ 7.78     $ 7.67     $ 7.89     $ 8.50     $ 8.51     $ 8.41     $ 8.23     $ 8.01     $ 8.41     $ 8.56
BEGINNING OF PERIOD
INCOME FROM
INVESTMENT
OPERATIONS
Net investment
income                    0.51       0.54       0.57       0.63       0.71       0.75       0.77       0.78       0.76       0.78
Net realized and
unrealized
gain (loss) on           (0.14)      0.12      (0.23)     (0.61)     (0.03)      0.08       0.19       0.21      (0.40)     (0.15)
investments
Total from investment     0.37       0.66       0.34       0.02       0.68       0.83       0.96       0.99       0.36       0.63
operations
LESS DISTRIBUTIONS
Distributions
from net
investment income        (0.50)     (0.55)     (0.56)     (0.63)     (0.69)     (0.73)     (0.78)    (0.77)      (0.76)     (0.78)
NET ASSET VALUE,
END OF PERIOD           $ 7.65     $ 7.78     $ 7.67     $ 7.89     $ 8.50     $ 8.51     $ 8.41     $ 8.23     $ 8.01     $ 8.41
TOTAL RETURN(A)           4.88%      8.77%      4.59%      0.13%      8.31%     10.20%     12.12%     12.59%      4.47%      7.66%
RATIOS TO AVERAGE
NET ASSETS
Expenses                  0.95%      0.95%      0.95%      0.88%      0.83%      0.91%      0.97%      0.96%      0.96%      0.96%
Net investment income     6.60%      6.80%      7.41%      7.50%      8.33%      8.69%      9.21%      9.32%      9.22%      9.31%
Expense                   0.12%      0.11%      0.02%        --         --          --         --      0.04%        --       0.01%
waiver/
reimbursement(b)
SUPPLEMENTAL DATA
Net assets, end of
period
(000 omitted)        $1,177,071 $1,330,272 $1,367,710 $1,693,293 $1,844,712 $1,384,117 $1,133,017 $1,039,493 $1,054,055 $1,150,395
Portfolio turnover         120%       157%       154%       149%        52%        43%        27%        98%        83%        72%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.


                   FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 2, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                         YEAR ENDED MARCH 31,
                                                                     1997      1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 7.78     $ 7.67         $ 7.75
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.44       0.49           0.37
  Net realized and unrealized gain (loss) on investments             (0.13)      0.11          (0.06)
  Total from investment operations                                    0.31       0.60          (0.31)
 LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.43)     (0.49)         (0.37)
  Distributions in excess of net investment income(b)                   --        --           (0.02)
  Total distributions                                                (0.43)     (0.49)         (0.39)
 NET ASSET VALUE, END OF PERIOD                                     $ 7.66     $ 7.78         $ 7.67
 TOTAL RETURN(C)                                                     4.13%       7.90%          4.13%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           1.80%       1.78%         1.76%*
  Net investment income                                              5.75%       5.93%         7.02%*
  Expense waiver/reimbursement(d)                                    0.02%       0.04%         0.06%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                        $100,439     $93,169       $34,276
  Portfolio turnover                                                  120%        157%          154%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 25, 1994 (date of initial public offering) to March 31, 1995.

(b) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purpose.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.


                   FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 2, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                       YEAR ENDED MARCH 31
                                                         1997      1996         1995         1994(A)(B)
 NET ASSET VALUE, BEGINNING OF PERIOD                  $ 7.78     $ 7.67        $ 7.89        $ 8.54
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.45       0.47          0.51          0.54
  Net realized and unrealized gain (loss) on            (0.13)      0.12         (0.23)        (0.63)
  investments
  Total from investment operations                       0.32       0.59          0.28         (0.09)
 LESS DISTRIBUTIONS
  Distributions from net investment income              (0.44)     (0.48)        (0.50)        (0.54)
  Distributions in excess of net investment               --         --            --          (0.02)
  income(c)
  Total distributions                                   (0.44)     (0.48)        (0.50)        (0.56)
 NET ASSET VALUE, END OF PERIOD                        $ 7.66     $ 7.78        $ 7.67        $ 7.89
 TOTAL RETURN(D)                                         4.14%      7.85%         3.72%        (1.17%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                               1.80%      1.79%         1.79%         1.81%*
  Net investment income                                  5.74%      5.96%         6.56%         6.45%*
  Expense waiver/ reimbursement(e)                       0.02%      0.02%         0.02%         --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)             $55,842    $79,949       $80,519      $103,433
  Portfolio turnover                                      120%       157%          154%          149%

* Computed on an annualized basis.

(a) As of July 29, 1994, Select Shares were no longer offered and were reclassified as Class C Shares. For the year ended March 31, 1994, Select Shares' net assets (000 omitted) were $1,751.

(b) Reflects operations for the period from April 26, 1993 (date of initial public offering) to March 31, 1994.

(c) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.


                            GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on June 9, 1969. Class A Shares, Class B Shares, and Class C Shares of the Fund ("Shares") are designed for individuals and institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common stocks and other securities of high-quality companies.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The Fund invests only in securities which are primary or direct obligations of the U.S. government, its agencies or instrumentalities, or which are guaranteed as to the payment of principal and interest by the U.S. government, its agencies, or instrumentalities, and in certain collateralized mortgage obligations ("CMOs") described below.

The U.S. government securities in which the Fund invests include:

* direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

* notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

* the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; and

* the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality or the credit of the agency or instrumentality.

There is no limit to portfolio maturity. The prices of fixed-income government securities fluctuate inversely in relation to the direction of interest rates. The prices of longer term securities fluctuate more widely in response to market interest rate changes.

Depending upon market conditions, the Fund, at times, will be primarily invested in mortgage-backed securities, but at times will hold U.S.
Treasuries.

COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Government National Mortgage Association, Federal National Mortgage Association, or Federal Home Loan Mortgage Corporation Participation Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. The Fund will invest only in CMO's which are rated AAA by a recognized rating agency and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC"), which has certain special tax attributes.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

CMOs that include a class bearing a floating rate of interest also may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of a CMO and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of a CMO will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

REPURCHASE AGREEMENTS

The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

As a matter of investment practice which can be changed without shareholder approval, the Fund will not invest more than 10% of its total assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities
purchased may vary from purchase prices.      The Fund may dispose of a
commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Fund's adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral equal to at least 100% of the value of the securities loaned in the form of cash or U.S. government securities.

PORTFOLIO TURNOVER

Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's adviser does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.

INVESTMENT LIMITATIONS

The Fund will not borrow money except, under certain circumstances, the Fund may borrow up to 10% of the value of its total assets.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, can be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not own securities of open-end, or closed-end investment companies, except under certain circumstances and subject to certain limitations not exceeding 10% of its net assets.

                              NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

                           INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                           CLASS A   CLASS B        CLASS C
 Minimum and             $500/$100   $1500/$100    $1500/$100
 Subsequent
 Investment Amounts
 Minimum and             $50         $50           $50
 Subsequent
 Investment Amount
 for Retirement Plans
 Maximum Sales Charge    4.50%*      None          None
 Maximum Contingent      None        5.50%+        1.00%#
 Deferred Sales
 Charge**
 Conversion Feature      No          Yes++         No

 *                                SALES CHARGE             DEALER
                               AS A PERCENTAGE OF      CONCESSION AS
                           PUBLIC         NET          A PERCENTAGE OF
                          OFFERING       AMOUNT         PUBLIC OFFERING
 AMOUNT OF TRANSACTION      PRICE       INVESTED           PRICE
 Less than $100,000         4.50%         4.71%            4.00%
 $100,000 but less
 than $250,000              3.75%         3.90%            3.25%
 $250,000 but less
 than $500,000              2.50%         2.56%            2.25%
 $500,000 but less
 than $1 million            2.00%         2.04%            1.80%
 $1 million or greater      0.00%         0.00%            0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B
  Shares:

 YEAR OF REDEMPTION     CONTINGENT DEFERRED
 AFTER PURCHASE             SALES CHARGE
 First                         5.50%
 Second                        4.75%
 Third                         4.00%
 Fourth                        3.00%
 Fifth                         2.00%
 Sixth                         1.00%
 Seventh and thereafter        0.00%

++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

                             PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right
to reject any purchase or exchange request.      In connection with any sale,
Federated Securities Corp. may, from time to time, offer certain items of
nominal value to any shareholder or investor.     PURCHASING SHARES THROUGH A
FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

* through financial intermediaries that do not receive sales charge dealer concessions;

* by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

* through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

* purchasing in quantity and accumulating purchases at the levels in the table noted under "Investing in the Fund";

* combining concurrent purchases of two or more funds;

* signing a letter of intent to purchase a specific quantity of shares within 13 months; or

* using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

                      REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment is cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

* following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701/2;

* which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

* which are reinvested in the Fund under the reinvestment privilege;

* of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

* of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                       ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND CERTIFICATES

Shareholders will receive detailed confirmations of all transactions and periodic confirmations reporting other activity. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown on the chart below, plus 4.5% of the Fund's gross income (excluding any capital gains or losses).

AVERAGE DAILY           PERCENT OF AVERAGE
NET ASSETS              DAILY NET ASSETS
First $500 million          0.250%
Second $500 million         0.225%
Over $1 billion             0.200%

The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Kathleen M. Foody-Malus has been a portfolio manager of the Fund since July 1993. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Todd A. Abraham has been a portfolio manager of the Fund since May 1997. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993.
Mr. Abraham received his M.B.A. in finance from Loyola College.      Both the
Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

With respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

                         ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
    MAXIMUM
  ADMINISTRATIVE          AVERAGE AGGREGATE
       FEE                DAILY NET ASSETS
     0.150%           on the first $250 million
     0.125%           on the next $250 million
     0.100%           on the next $250 million
     0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                          SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are
entitled to vote.      Directors may be removed by the Directors or by
shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least
10% of the Fund's outstanding Shares of all series entitled to vote.     As of
July 7, 1997, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, was the owner of record of 2,665,739 shares (39.47%) of the Class C Shares of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.
                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long- term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Fund shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.


[Graphic]

Federated Fund for U.S. Government Securities, Inc.

Class A Shares, Class B Shares,
Class C Shares

PROSPECTUS

JULY 31, 1997

An Open-End, Diversified
Management Investment Company

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
CLASS A SHARES, CLASS B SHARES, CLASS C SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401


Federated Securities Corp., Distributors
    Cusip 314182106 Cusip 314182205 Cusip 314182304 G01095-01 (7/97)
[Graphic] ~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~~2RIBUTORFederated Securities
CorWord Work File D
2502~~~~TEXTMS~~TEXTMSWD~~~~~~~~~~~~~~~~~~~~~~~~0~U~~~~~~~Cerated Advisers
Federated Investors Tower Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600

            FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
                               CLASS A SHARES
                               CLASS B SHARES
                               CLASS C SHARES

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Federated Fund for U.S. Government Securities, Inc. (the "Fund") dated July 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                   Statement dated July 31, 1997
[Graphic]

Cusip 314182106
Cusip 314182205
Cusip 314182304
8062807B (7/97)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND                                1
 INVESTMENT OBJECTIVE AND POLICIES                                 1
  Types of Investments                                             1
  Stripped Mortgage-Related Securities                             1
  When-Issued and Delayed Delivery Transactions                    1
  Repurchase Agreements                                            1
  Lending of Portfolio Securities                                  2
  Portfolio Turnover                                               2
  Investment Limitations                                           2
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. MANAGEMENT    3
  Fund Ownership                                                   6
  Director Compensation                                            7
  Director Liability                                               7
 INVESTMENT ADVISORY SERVICES                                      7
  Adviser to the Fund                                              7
  Advisory Fees                                                    8
 BROKERAGE TRANSACTIONS                                            8
 OTHER SERVICES                                                    8
  Fund Administration                                              8
  Custodian and Portfolio Accountant                               8
  Transfer Agent                                                   8
  Independent Auditors                                             8
 PURCHASING SHARES                                                 9
  Quantity Discounts and
   Accumulated Purchases                                           9
  Concurrent Purchases                                             9
  Letter of Intent                                                 9
  Reinvestment Privilege                                           9
  Conversion of Class B Shares                                    10
 Distribution Plan (Class B Shares and Class C Shares Only) and
   Shareholder Services                                           10
  Conversion to Federal Funds                                     10
 Purchases by Sales Representatives, Fund Directors,
 and Employees                                                    10
  Determining Net Asset Value                                     11
  Determining Market Value of Securities                          11
  Redeeming Shares                                                11
  Redemption in Kind                                              11
  Contingent Deferred Sales Charge                                11
  Elimination of the Contingent Deferred
   Sales Charge -- Class B Shares                                 12
 TAX STATUS                                                       12
  The Fund's Tax Status                                           12
  Shareholders' Tax Status                                        12
 TOTAL RETURN                                                     12
 YIELD                                                            13
 PERFORMANCE COMPARISONS                                          13
  Economic and Market Information                                 14
 ABOUT FEDERATED INVESTORS                                        14
  Mutual Fund Market                                              15
  Institutional Clients                                           15
  Bank Marketing                                                  15
  Broker/Dealers and Bank Broker/Dealer
   Subsidiaries                                                   15
 FINANCIAL STATEMENTS                                             15
 APPENDIX                                                         16

GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on June 9, 1969. On April 28, 1992, the shareholders of the Fund voted to permit the Fund to offer separate series and classes of shares. On February 26, 1996, the Board of Directors ("Directors") approved an amendment to the Articles of Incorporation to change the name of the Fund from Fund for U.S. Government Securities, Inc. to Federated Fund for U.S. Government Securities, Inc. Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities, and short-term capital gains.

TYPES OF INVESTMENTS

The Fund invests only in U.S. government securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed by the U.S. government, its agencies or instrumentalities and in certain collateralized mortgage obligations ("CMOs"). This investment policy and the objective stated above cannot be changed without approval of shareholders.

STRIPPED MORTGAGE-RELATED SECURITIES

Some of the mortgage-related securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Directors.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan.

PORTFOLIO TURNOVER

The Fund's policy of managing its portfolio of U.S. government securities, including the sale of securities held for a short period of time, to achieve its investment objective of current income may result in high portfolio turnover. The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended March 31, 1997, and 1996, the portfolio turnover rates were 120% and 157%, respectively. INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The Fund may purchase and dispose of U.S. government securities and CMOs before they are issued and may also purchase and dispose of them on a delayed delivery basis.

BORROWING MONEY

In extraordinary or emergency situations, the Fund may borrow amounts not in excess of 10% of its total assets taken at cost.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate its securities.

INVESTING IN COMMODITIES AND MINERALS

The Fund will not purchase or sell commodities or commodity contracts.

UNDERWRITING

The Fund will not underwrite any issue of securities.

BUYING OR SELLING REAL ESTATE

The Fund will not buy or sell real estate.

LENDING CASH OR SECURITIES

The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of U.S. government securities, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies or Charter.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations become effective.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not own securities of open-end investment companies, own more than 3% of the total outstanding voting stock of any closed-end investment company, invest more than 5% of its total assets in any closed-end investment company, or invest more than 10% of its total assets in closed-end investment companies in general. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. The Fund will initially bear its proportionate share of any fees and expenses paid by open-end funds in addition to the fees and expenses payable directly by the Fund.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year. The Fund does not intend to invest more than 5% of the value of its total assets in inverse floaters or interest-only mortgage-related securities in the coming fiscal year.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Fund for U.S. Government Securities, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Director

Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of
  Directors handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Directors own less than 1% of the Fund's outstanding Shares.     As
of July 7, 1997, no shareholders of record owned 5% or more of the Class
A Shares or Class B Shares of the Fund.

As of July 7, 1997, the following shareholders of record owned 5% or more of the Class C Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith for the sole benefit of its customers, Jacksonville, Florida, owned approximately 2,665,739 shares (39.47%); East Mississippi Electric Power Association, Meridian, Mississippi, owned approximately 381,652 shares
(5.65%).

DIRECTOR COMPENSATION


                               AGGREGATE
 NAME,                       COMPENSATION
 POSITION WITH                   FROM                       TOTAL COMPENSATION PAID
 FUND                            FUND*                         FROM FUND COMPLEX+
 John F. Donahue,                   $0         $0 for the Fund and Chairman and
 Director                                      56 other investment companies in the Fund Complex
 J. Christopher Donahue,            $0         $0 for the Fund and
 President and Director                        18 other investment companies in the Fund Complex
 Thomas G. Bigley,              $2,373         $108,725 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 John T. Conroy, Jr.,           $2,611         $119,615 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 William J. Copeland,           $2,611         $119,615 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 James E. Dowd,                 $2,611         $119,615 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.,       $2,373         $108,725 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 Edward L Flaherty, Jr.,        $2,611         $119,615 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 Peter E. Madden,               $2,373         $108,725 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 Gregor F. Meyer, Jr.,          $2,373         $108,725 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 John E. Murray, Jr.,           $2,373         $108,725 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 Wesley W. Posvar,              $2,373         $108,725 for the Fund and
 Director                                      56 other investment companies in the Fund Complex
 Marjorie P. Smuts,             $2,373         $108,725 for the Fund and
 Director                                      56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended March 31, 1997.

+ The information is provided for the last calendar year.

DIRECTOR LIABILITY

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue, who is President and Trustee of Federated Investors. The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended March 31, 1997, 1996, and 1995, the Fund's Adviser earned $8,025,601, $8,731,709, and
$9,463,243, of which $0, $142,099, and $338,354, was voluntarily waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1997, 1996, and 1995, no brokerage commissions were paid
by the Fund.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be make by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended March 31, 1997, 1996, and 1995, the Administrators earned $1,069,801, $1,153,399, and $1,193,581, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the table in the prospectus, larger purchases reduce or eliminate the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $70,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase at least $100,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Similarly, shareholders who redeem Class B Shares or Class C Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class B or Class C Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan (Class B Shares and Class C Shares only), the Directors expect that the Class B Shares and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended March 31, 1997, payments in the amount of $735,142 (Class B Shares) and $512,501 (Class C Shares) were made pursuant to the Distribution Plan, all of which were paid to financial institutions. In addition, for the fiscal year ended March 31, 1997, payments in the amount of $3,123,496 (Class A Shares), $245,047 (Class B Shares), and $170,834 (Class C Shares) were made pursuant to the Shareholder Services Agreement, of which $1,463,188 (Class A Shares), $17,532 (Class B Shares), and $11,147 (Class C
Shares), were voluntarily waived.      CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's
agent in depositing checks and converting them to federal funds.     PURCHASES
BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

* Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates;

* Federated Life Members; and

* any associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge to trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE

The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* according to the last sale price on a national securities exchange, if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities, as determined by an independent pricing service; or

* for short-term obligations according to the prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase at amortized cost, or at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES

To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the
time of the purchase of the Shares.      TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* derive less than 30% of its gross income from the sale of securities held less than three months;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund Shares.

TOTAL RETURN

The Fund's average annual total returns based on offering price for the following periods ended March 31, 1997 were:

 SHARE CLASS   INCEPTION DATE    ONE-YEAR   FIVE-YEARS   TEN-YEARS   SINCE INCEPTION
 Class A      October 16, 1969     0.12%       4.33%       6.82%         7.49%
 Class B       July 25, 1994      -1.55%         --          --          4.42%
 Class C       April 26, 1993      3.06%         --          --          3.65%

The average annual total return for each class of shares of the Fund is the average compounded rate of return for a given period that would equal a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions.

Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.

YIELD

The Fund's yields for the thirty-day period ended March 31, 1997 were:

SHARE CLASS   YIELD
Class A       6.19%
Class B       5.61%
Class C       5.61%

The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of each of the classes of Shares depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* type of instruments in which the portfolio is invested;

* changes in interest rates and market value of portfolio securities;

* changes in the Fund's or any class of Shares' expenses; and

* various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
* SALOMON BROTHERS 15 YEAR MORTGAGE BACKED SECURITIES INDEX includes the average of all 15-year mortgage securities which include Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association. Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. mortgage funds category in advertising and sales literature.

* MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

* LEHMAN BROTHERS FIVE-YEAR TREASURY BELLWETHER INDEX is an unmanaged index comprised of U.S. government Treasury Bonds with an average maturity of five years.

* LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

* LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.

Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on monthly reinvestment of dividends over a specified period of time.

From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principals of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge on Class A Shares.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the government sector, as of December 31, 1996,
Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places approximately $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,000 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated Investors' service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended March 31, 1997, are incorporated herein by reference to the Annual Report of the Fund dated March 31, 1997 (File Nos. 2-33490 and 811-1890). A copy of this report may be obtained without charge by contacting the Fund.

* Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS

AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" rating.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATING DEFINITIONS

AAA -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium -- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA -- Bonds which are rated "Baa" are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

FITCH INVESTORS SERVICE, INC., INVESTMENT GRADE BOND RATING DEFINITIONS

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity.



PART C.         OTHER INFORMATION

Item 24.          Financial Statements and Exhibits:

  (a) Financial Statements. (Incorporated by reference to the Annual Report of Registrant dated March 3l, l997 pursuant to Rule 411 under the Securities Act of 1933.) (File Nos. 2-33490 and 811-1890);
  (b)      Exhibits and Consents:
   (1) Conformed copy of Articles of Incorporation of the Registrant as amended; 13
   (2)     (i)    Conformed copy of By-Laws of the     Registrant as amended; 13
   (3)     Not applicable;
   (4)     (i)     Copy of Specimen Certificate for Class A Shares of Capital
                   Stock of the Registrant; 12
           (ii)    Copy of Specimen Certificate for Class B Shares of Capital
                   Stock of the Registrant; 12
           (iii)   Copy of Specimen Certificate for Class C Shares of Capital
                   Stock of the Registrant; 12
   (5)     Conformed copy of Investment Advisory Contract of the Registrant; 8
   (6)     (i)    Conformed copy of Distributor's Contract of the Registrant; 12
           (ii)   Conformed copy of Exhibit D to Distributor's  Contract; 13
           (iii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds
           Sales and Service Agreement; Mutual Funds
           Service Agreement from Item 4(b)(6) of the
           Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and
           811-6269)
   (7)     Not applicable;
   (8)     Conformed Copy of Custodian Agreement of the Registrant; 13

+     All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed on July 28, 1989.(File No. 2-33490 and File No. 811-1890)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 filed on May 25, 1994 (File No. 2-33490 and File No. 811-1890)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 filed on May 25, 1995 (File No. 2-33490 and File No. 811-1890)

   (9)      (i)     Conformed copy of Agreement for Fund Accounting, Shareholder
                    Recordkeeping and Custody Services Procurement ; 14
            (ii)    The responses described in Item 24(b)(6) are hereby
                    incorporated by reference.
            (iii)   The Registrant hereby incorporates the conformed copy of the
                    Shareholder services Sub-Contract between National Pensions
                    Alliance, Ltd. and Federated Shareholder Services
                    from Item 24(b)(9)(ii) of the Federated GNMA Trust
                    Registration Statement on Form N-1A, filed with the
                    Commission on March 26, 1996. (File Nos. 2-75670 and
                    811-3375).
            (iv)    The Registrant hereby incorporates the conformed copy of the
                    Shareholder Services  Sub-Contract between Fidelity and
                    Federated Shareholder Services form Item
            24(b)(9)(iii) of the Federated GNMA Trust   Registration Statement
            on Form N-1A, filed with the Commission on March 26, 1996.
           (File Nos. 2-75670 and 811-3375).
   (10)     Not applicable;
   (11) Conformed Copy of Consent of Independent Public
   Accountants +; (12) Not applicable; (13) Conformed copy of Opinion as to Legality of Shares Being
   Registered; 13 (14) Copy of IRA Plan of the
   Registrant; 13 (15) (i) Conformed Copy of 12b-1
   Distribution Plan of the Registrant; 13
           (ii)     Conformed Copy of Exhibit C to 12b-1 Distribution Plan of
                    the Registrant; 13
           (ii)     The responses described in Item 24(b)(6)are hereby
                    incorporated by reference.
   (16) Copy of Schedule for Computation of Yield Calculation; 13
   (17) Financial Data Schedules +;
   (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
   (19) Conformed Copy of Power of Attorney; 15

+     All exhibits have been filed electronically.

     4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed on March 29, 1985. (File Nos. 2-33490 811-1890)

     13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 filed on May 25, 1995 (File Nos. 2-33490 and 811-1890)

     14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed on May 24, 1996. (File Nos. 2-33490 and 811-1890)

     15. Response is incorporated by reference to Registrant's initial filing on Form N-14 filed March 24, 1997.

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None.

Item 26.          Number of Holders of Securities:

                                                    Number of Record Holders
                  Title of Class                       as of July 7, 1997 __
                  --------------                    ------------------------

                  Shares of Capital Stock
                  ($1.00 par value)
                  Class A Shares                                     78,882
                  Class B Shares                                      5,993
                  Class C Shares                                      2,212

Item 27.          Indemnification:  10.

Item 28.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Fund for U.S. Government Securities Fund, Inc. Management." The remaining Trustee of the investment adviser, his positions with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Partner, Wilson, Halbrook & Bayard, 107 W. Market Street Georgetown, Delaware 19947.

     The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, and J. Thomas Madden, Executive Vice Presidents; Peter
R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham; Mark Durbiano, J. Alan Minteer, Susan M. Nason and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David F. Belton, Christina A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethman, Michael P. Donnelly, Michael J. Donelly, Linda A. Duessel, Kathleen Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Susan
R. Hill, Stephen A. Keen, Robert K. Kinsey, Robert M. Kowit, Jeff A. Kozemchek, Marian R. Marinack, Sandra L. McInerney, Robert J. Ostrowski, Charles A. Ritter, Scott B. Schermerhorn, Frank Semack, Aash M. Shah, William F. Stotz, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Sandra L. Weber,and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer, and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

     10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 filed on July 23, 1992.(File No. 2-33490 and File No. 811-1890)

Item 29.          Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; WesMark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


         (b)

            (1)                            (2)                             (3)
Name and Principal                Positions and Offices            Positions and Offices
 Business Address                    With Underwriter                With Registrant

Richard B. Fisher                 Director, Chairman, Chief           Vice President
Federated Investors Tower         Executive Officer, Chief
Pittsburgh, PA 15222-3779         Operating Officer, Asst.
                                  Secretary, and Asst.
                                  Treasurer, Federated
                                  Securities Corp.

Edward C. Gonzales                Director, Executive Vice            Executive Vice
Federated Investors Tower         President, Federated,               President
Pittsburgh, PA 15222-3779         Securities Corp.

Thomas R. Donahue                 Director, Assistant Secretary,
Federated Investors Tower         Assistant Treasurer
Pittsburgh, PA 15222-3779         Federated Securities Corp.                --

John B. Fisher                    President-Institutional Sales,    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                     President-Broker/Dealer,                  --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                Executive Vice President of               --
Federated Investors Tower         Bank/Trust, Federated
Pittsburgh, PA 15222-3779         Securities Corp.

David M. Taylor                   Executive Vice President                  --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                     Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                   Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                    Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.              Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                  Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives              Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                 Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                   Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                       Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV               Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                  Senior Vice President,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                   Vice President, Secretary,                --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis          Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                     Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.            Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.            Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                   Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson              Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                 Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779


William C. Doyle                  Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                 Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher               Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                 Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales               Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                 Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                   Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                 Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                     Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                   Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                 Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager            Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III              Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                 Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                  Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                   Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                       Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                  Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck              Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                   Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                   Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                     Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                 Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779


Miles J. Wallace                  Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                    Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                  Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski             Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                  Vice President,                           --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                   Assistant Vice President,                 --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                     Assistant Vice President,                 --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings              Assistant Vice President,                 --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka               Assistant Vice President,                 --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                            --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                   Assistant Secretary,                      --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                               Federated Investors Tower
                                         Pittsburgh, Pennsylvania  15222-3779

Federated Shareholder
Services Company                         P.O. Box 8600
("Transfer Agent, Dividend               Boston, Massachusetts 02266-8604
Disbursing Agent and Portfolio
Recordkeeper")

Federated Services Company               Federated Investors Tower
("Administrator")                        Pittsburgh, Pennsylvania  15222-3779


Federated Advisers                       Federated Investors Tower
("Adviser")                              Pittsburgh, Pennsylvania  15222-3779

State Street Bank and Trust Company      P.O. Box 8600
("Custodian")                            Boston, Massachusetts  02266-8604

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of July, 1997.

                    FUND FOR U.S. GOVERNMENT SECURITIES, INC.

                           BY: /s/ Matthew S. Hardin
                           Matthew S. Hardin, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           July 28, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                TITLE                       DATE

By:   /s/Matthew S. Hardin
      Matthew S. Hardin                Attorney In Fact           July 28, 1997
      ASSISTANT SECRETARY              For the Persons
                                       Listed Below

      NAME                                TITLE

John F. Donahue*                       Chairman and Director
                                       (Chief Executive Officer)

J. Christopher Donahue*                President and Director

John W. McGonigle*                     Executive Vice President and
                                       Treasurer (Principal Financial
                                       and Accounting Officer)

Thomas G. Bigley*                      Director

John T. Conroy, Jr.*                   Director

William J. Copeland*                   Director

James E. Dowd*                         Director

Lawrence D. Ellis, M.D.*               Director

Edward L. Flaherty, Jr.*               Director

Peter E. Madden*                       Director

Gregor F. Meyer*                       Director

John E. Murray, Jr.*                   Director

Wesley W. Posvar*                      Director

Marjorie P. Smuts*                     Director

* By Power of Attorney